Junior Subordinated Deferrable Interest Debentures (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Jul. 02, 2011 Trust I	Jun. 08, 2011 Trust I
Junior Subordinated Deferrable Interest Debentures
Number of statutory business trusts issuing trust preferred securities	8
Junior subordinated deferrable interest debentures	$ 190,726,000	$ 190,726,000
Maximum number of consecutive quarterly period available for deferral of interest payment on Trusts VI, VII, VIII, IX, X, XI and XII	20
Percentage of capital securities issued by trust qualifying as Tier I capital, maximum	25.00%
Percentage of capital securities issued by trust qualifying as Tier II capital, minimum	25.00%
Capital securities issued by the trust, qualifying as Tier I capital	$ 190,726,000	$ 190,726,000
Junior subordinated deferrable interest debentures, major types of business trusts
Securities redeemed			One half	One half